Earnings Per Share (EPS) (Computation of Basic and Diluted Earnings Per Common Share) (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Earnings from continuing operations																	$ 94.1		$ 86.0		$ 67.0
Earnings from discontinued operations, net of tax																	93.9		121.8		105.3
Net earnings attributable to Cytec Industries Inc.	$ 45.8		$ 53.3		$ 35.7		$ 53.1		$ 41.6		$ 47.9		$ 35.1		$ 83.2		$ 188.0		$ 207.8		$ 172.3
Weighted average shares outstanding																	46,034		48,449		49,339
Diluted average shares outstanding																	46,786		49,003		49,865
Earnings from continuing operations																	$ 2.04		$ 1.78		$ 1.36
Earnings from discontinued operations																	$ 2.04		$ 2.51		$ 2.13
Net earnings per common share attributable to Cytec Industries Inc.	$ 1.01	[1]	$ 1.15	[1]	$ 0.77	[1]	$ 1.16	[1]	$ 0.89	[1]	$ 0.99	[1]	$ 0.71	[1]	$ 1.68	[1]	$ 4.08	[1]	$ 4.29	[1]	$ 3.49
Earnings from continuing operations																	$ 2.01		$ 1.75		$ 1.35
Earnings from discontinued operations																	$ 2.01		$ 2.49		$ 2.11
Net earnings per common share attributable to Cytec Industries Inc.	$ 0.99	[1]	$ 1.13	[1]	$ 0.76	[1]	$ 1.14	[1]	$ 0.88	[1]	$ 0.98	[1]	$ 0.70	[1]	$ 1.66	[1]	$ 4.02	[1]	$ 4.24	[1]	$ 3.46
Options And Stock-Settled SARS [Member]
Earnings Per Share Basic And Diluted [Line Items]
Non-vested shares and units																	623		466		472
Non-Vested Shares And Units [Member]
Earnings Per Share Basic And Diluted [Line Items]
Non-vested shares and units																	129		88		54

[1]	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.